Fair Value (Schedule Of Fair Value Changes In Level 3) (Details) (Commercial Mortgage Backed Securities [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance	$ 888	$ 4,463
Payoffs	(714)	(815)
Principal paydowns	(173)	(2,722)
Total net gains included in: Other comprehensive income	(1)	(38)
Ending Balance		$ 888